Employee Costs - Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors) (Detail) - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee costs and numbers [line items]
Average number of employees	95,884	97,214	96,851
Manufacturing [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	34,898	36,653	37,296
Selling, general and administration [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	49,162	48,535	47,887
Research and development [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	11,824	12,026	11,668